Intangible assets, net (Details 2) - ZHEJIANG TIANLAN [Member] ¥ in Thousands	Dec. 31, 2025 CNY (¥)
2026	¥ 229
2027	229
2028	229
2029	229
2030	229
Thereafter	154
Total	¥ 1,299